SEGMENTS	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENTS
12. SEGMENTS
The Company defines its segments on the basis of the way in which internally reported financial information is regularly reviewed by the CODM to analyze financial performance, make decisions, and allocate resources. The Company’s CODM consists of its Chief Executive Officer, Chief Financial Officer and Chief Medical Officer. The Company manages its operations as a single operating and reportable segment and the measure of segment profit or loss is net loss. The CODM uses net loss in the budget and forecasting process and considers budget-to-actual
variances on a quarterly basis when making decisions about the allocation of operating and capital resources.
The following table summarizes the information about reported segment revenues and significant segment expenses presented on the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2025 and 2024:

	FOR THE YEAR ENDED DECEMBER 31,
(in thousands)	2025	2024
Revenue	$858	$636
Less:
Research and development:
RLYB212	6,291	21,287
RLYB116	3,786	4,841
Other program candidates	(29)	1,901
Personnel (including share-based compensation)	8,798	12,488
Other	751	990
General and administrative, excluding personnel	6,078	6,654
General and administrative, personnel (including share-based compensation)	8,247	12,971
Other segment items*	(24,086)	(2,721)

Segment net loss	$(8,978)	$(57,775)

*	Other segment items includes total other income, net and gain and loss on investment in joint venture.